UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 2 Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Central Fund 2	5.29%	6.12%	8.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofAML® US High Yield Constrained Index performed over the same period.

Period Ending Values
$22,521	Fidelity® High Income Central Fund 2
$22,433	ICE® BofAML® US High Yield Constrained Index

BofA Merrill Lynch benchmark indices were re-branded as ICE BofAML benchmark indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. corporate high-yield bonds gained 3.27% for the year ending August 31, 2018, as measured by the ICE BofAML® US High Yield Constrained Index. On the heels of a solid 2017, high yield began the new year on a high note, driven by optimism for U.S. tax reform, passed in December 2017, which also helped equity markets reach record levels. The uptrend reversed course in early February, though, amid broad market volatility and a backup in U.S. Treasury yields. The asset class took another leg down in March, losing ground largely due to a policy rate hike by the U.S. Federal Reserve and an escalating trade dispute with China. The market stabilized and turned in a strong result in April, but volatility persisted and the index experienced a two-week slump to conclude the first half of 2018. Strong corporate earnings helped high yield make a solid advance in July and August. For the full 12 months, lower-quality bonds rose about 8%, topping credits rated B (+3%) and BB (+1%). By industry, energy led the way this period, with the market heavyweight gaining roughly 9% amid higher oil prices. Other standouts included transportation ex air/rail (+8%) and food & drug retail (+7%), while aerospace (+5%) was lifted by the potential for increased spending on U.S. defense and infrastructure. Two defensive categories also outperformed: utilities gained 5% and health care was up about 4%. Notable laggards included automotive & auto parts, banks & thrifts, and cable/satellite TV (each -1%).

Comments from Portfolio Manager Frederick Hoff:  For the fiscal year, the fund gained 5.29%, topping its benchmark, the ICE BofAML® US High Yield Constrained Index. Strong security selection, especially in energy, was the main driver of the fund's outperformance of the benchmark. Several top individual contributors came from this area, including Denbury and California Resources Group. These independent oil and natural gas producers, both of which benefited from a rising oil price, returned about 94% and 55%, respectively, for the fund. Other notable contributors from energy were Noble Holdings International and Chesapeake Energy. Security selection in the food & drug retail category helped versus the benchmark, particularly Bi-Lo, a supermarket operator and our top individual contributor this period. Bi-Lo made very good progress in its financial restructuring and also reported better-than-expected financial results. In March, Bi-Lo announced it had filed for bankruptcy protection, and, as part of the agreement, some of our debt was to be converted to equity in the company. Another troubled grocery store operator, Tops Holdings, did not fare well and hurt our relative result. We ultimately sold our position. Bond selection in the health care sector was negative, particularly a weak-performing position in Community Health Systems, a highly levered hospital provider that continued to experience margin declines, as well as a drop in patient admissions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 29, 2018, Harley Lank assumed sole portfolio management responsibilities for the fund, succeeding Frederick Hoff.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Community Health Systems, Inc.	2.6
Altice SA	2.3
First Quantum Minerals Ltd.	2.3
Valeant Pharmaceuticals International, Inc.	2.3
Ortho-Clinical Diagnostics, Inc.	2.1
11.6

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Energy	13.1
Healthcare	11.0
Telecommunications	6.9
Cable/Satellite TV	6.8
Metals/Mining	4.6

Quality Diversification (% of fund's net assets)

As of August 31, 2018
BBB	1.1%
BB	28.3%
B	49.4%
CCC,CC,C	10.9%
Not Rated	0.7%
Equities	1.7%
Short-Term Investments and Net Other Assets	7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2018 *
Nonconvertible Bonds	81.9%
Convertible Bonds, Preferred Stocks	1.4%
Common Stocks	1.1%
Bank Loan Obligations	7.1%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 23.4%

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Corporate Bonds - 82.7%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$210,000	$184,328
3.375% 8/15/26	4,590,000	4,317,368
		4,501,696
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,374,375
Utilities - 0.2%
SolarCity Corp. 1.625% 11/1/19	1,721,000	1,571,951

TOTAL CONVERTIBLE BONDS		7,448,022

Nonconvertible Bonds - 81.9%
Aerospace - 0.8%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	320,000	320,800
Bombardier, Inc.:
7.5% 12/1/24 (a)	1,425,000	1,499,813
7.5% 3/15/25 (a)	2,675,000	2,761,938
DAE Funding LLC:
4.5% 8/1/22 (a)	455,000	448,175
5% 8/1/24 (a)	165,000	162,113
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	647,750
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	895,000	918,333
		6,758,922
Air Transportation - 0.1%
XPO Logistics, Inc. 6.125% 9/1/23 (a)	725,000	746,750
Automotive & Auto Parts - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,160,000	1,142,600
Delphi Technologies PLC 5% 10/1/25 (a)	1,000,000	944,550
Lithia Motors, Inc. 5.25% 8/1/25 (a)	590,000	565,810
Tesla, Inc. 5.3% 8/15/25 (a)	1,070,000	925,550
		3,578,510
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,173,136
5.75% 11/20/25	5,850,000	6,062,063
Royal Bank of Scotland Group PLC 5.125% 5/28/24	555,000	556,695
		7,791,894
Broadcasting - 1.0%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	971,863
iHeartCommunications, Inc.:
9% 9/15/22 (b)	780,000	577,200
10.625% 3/15/23 (b)	1,205,000	891,700
11.25% 3/1/21 (a)(b)	915,000	654,225
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	296,000
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	825,000	809,490
5% 8/1/27 (a)	1,900,000	1,835,856
5.375% 7/15/26 (a)	2,525,000	2,518,688
Univision Communications, Inc. 5.125% 2/15/25 (a)	535,000	490,863
		9,045,885
Building Materials - 0.4%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	1,175,000	1,141,219
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	705,732
6% 10/15/25 (a)	1,165,000	1,191,422
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	400,000	378,000
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	428,719
		3,845,092
Cable/Satellite TV - 6.2%
Altice SA:
7.625% 2/15/25 (a)	9,990,000	9,233,657
7.75% 5/15/22 (a)	12,375,000	11,926,344
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	1,620,000	1,630,125
5.5% 5/15/26 (a)	3,470,000	3,409,275
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,070,000	1,020,513
5% 2/1/28 (a)	1,075,000	1,006,770
5.125% 2/15/23	670,000	670,838
5.125% 5/1/23 (a)	2,200,000	2,200,000
5.125% 5/1/27 (a)	2,815,000	2,684,806
5.5% 5/1/26 (a)	1,095,000	1,081,313
5.75% 9/1/23	1,160,000	1,180,300
5.875% 4/1/24 (a)	2,995,000	3,054,900
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	1,379,000	1,379,000
5.125% 12/15/21 (a)	760,000	759,042
CSC Holdings LLC 5.5% 4/15/27 (a)	2,075,000	2,020,531
DISH DBS Corp.:
5% 3/15/23	865,000	769,850
5.875% 7/15/22	550,000	528,000
6.75% 6/1/21	1,122,000	1,138,830
7.75% 7/1/26	385,000	347,463
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,755,600
Virgin Media Finance PLC 4.875% 2/15/22	845,000	841,831
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	805,000	783,024
5.5% 8/15/26 (a)	2,475,000	2,431,688
VTR Finance BV 6.875% 1/15/24 (a)	940,000	959,740
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,410,000	2,269,931
		55,083,371
Capital Goods - 0.1%
Apergy Corp. 6.375% 5/1/26 (a)	315,000	322,088
SPX Flow, Inc.:
5.625% 8/15/24 (a)	385,000	385,963
5.875% 8/15/26 (a)	385,000	388,850
		1,096,901
Chemicals - 3.9%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,332,156
10% 10/15/25	1,455,000	1,684,163
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	998,400
5.15% 3/15/34	2,435,000	2,294,988
5.375% 3/15/44	2,190,000	1,998,375
LSB Industries, Inc. 9.625% 5/1/23 (a)	510,000	532,313
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,659,638
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(c)	2,875,000	0
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	960,000	938,400
OCI NV 6.625% 4/15/23 (a)	390,000	403,650
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,570,000	1,558,225
6.5% 2/1/22 (a)	1,725,000	1,763,813
The Chemours Co. LLC:
6.625% 5/15/23	1,027,000	1,075,783
7% 5/15/25	1,275,000	1,361,063
TPC Group, Inc. 8.75% 12/15/20 (a)	5,360,000	5,360,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	535,000	524,969
Tronox Finance PLC 5.75% 10/1/25 (a)	415,000	399,438
Tronox, Inc. 6.5% 4/15/26 (a)	5,105,000	5,002,900
Valvoline, Inc. 5.5% 7/15/24	335,000	342,538
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	250,513
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	354,488
5.625% 10/1/24 (a)	1,095,000	1,156,955
		33,992,768
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	44,888
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,126,125
		1,171,013
Containers - 2.4%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(d)	543,761	542,402
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,395,000	4,356,544
6% 2/15/25 (a)	3,938,000	3,849,395
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,661,000	2,554,560
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	365,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	4,795,000	4,399,413
OI European Group BV 4% 3/15/23 (a)	215,000	203,981
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	925,000	927,313
5.375% 1/15/25 (a)	2,405,000	2,374,938
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	265,000	244,131
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	1,275,000	1,270,219
		21,087,896
Diversified Financial Services - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,009,170
Aircastle Ltd. 5% 4/1/23	755,000	783,992
CIT Group, Inc.:
5% 8/15/22	472,000	481,440
5.375% 5/15/20	104,000	107,120
FLY Leasing Ltd.:
5.25% 10/15/24	3,400,000	3,247,000
6.375% 10/15/21	2,460,000	2,543,025
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	655,000	687,547
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20	650,000	661,180
6.25% 2/1/22	445,000	457,193
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(d)(e)	1,170,000	1,066,748
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(d)(e)	1,750,000	1,592,500
International Lease Finance Corp. 5.875% 8/15/22	570,000	606,903
MSCI, Inc.:
5.375% 5/15/27 (a)	1,070,000	1,099,425
5.75% 8/15/25 (a)	520,000	543,400
Navient Corp.:
5% 10/26/20	345,000	345,935
6.625% 7/26/21	675,000	702,844
6.75% 6/25/25	2,140,000	2,134,650
6.75% 6/15/26	535,000	522,749
7.25% 9/25/23	530,000	559,150
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	1,385,000	1,336,525
SLM Corp.:
4.875% 6/17/19	1,665,000	1,676,239
6.125% 3/25/24	1,125,000	1,116,563
7.25% 1/25/22	605,000	639,788
8% 3/25/20	2,370,000	2,512,793
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,094,288
6.875% 3/15/25	535,000	535,161
7.125% 3/15/26	5,040,000	5,033,952
8.25% 12/15/20	1,195,000	1,292,094
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	1,120,000	1,044,400
		36,433,774
Diversified Media - 1.4%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,220,000	2,261,625
E.W. Scripps Co. 5.125% 5/15/25 (a)	395,000	377,225
MDC Partners, Inc. 6.5% 5/1/24 (a)	5,094,000	4,565,498
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	870,000	843,900
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	4,185,000	4,063,844
		12,112,092
Energy - 11.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	575,000	563,500
Antero Resources Corp.:
5.125% 12/1/22	890,000	898,900
5.625% 6/1/23 (Reg. S)	815,000	838,676
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,006,088
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	267,438
5.625% 6/1/24 (a)	830,000	784,350
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	1,070,000	1,078,025
California Resources Corp. 8% 12/15/22 (a)	6,275,000	5,623,969
Callon Petroleum Co. 6.125% 10/1/24	335,000	342,538
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	530,000	539,275
Chesapeake Energy Corp.:
4.875% 4/15/22	380,000	366,700
5.375% 6/15/21	676,000	673,465
5.75% 3/15/23	745,000	722,650
8% 1/15/25	985,000	1,005,931
8% 6/15/27	1,150,000	1,164,375
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,070,000	3,093,025
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	1,022,275
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	539,013
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(d)(e)	820,000	820,251
6.5% 5/15/26 (a)	2,060,000	2,075,450
6.875% 6/15/25 (a)	980,000	1,011,115
Covey Park Energy LLC 7.5% 5/15/25 (a)	600,000	611,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,698,300
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	540,000	496,800
Denbury Resources, Inc.:
4.625% 7/15/23	3,555,000	3,057,300
5.5% 5/1/22	2,535,000	2,287,838
7.5% 2/15/24 (a)	1,725,000	1,753,031
Drax Finco PLC 6.625% 11/1/25 (a)	820,000	834,350
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	385,000	384,038
5.75% 1/30/28 (a)	390,000	389,025
Ensco PLC:
4.5% 10/1/24	780,000	647,400
5.2% 3/15/25	420,000	351,225
5.75% 10/1/44	1,156,000	840,990
7.75% 2/1/26	535,000	510,925
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	3,135,000	3,142,838
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	929,250
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	433,913
FTS International, Inc. 6.25% 5/1/22	185,000	181,531
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,000,000	2,015,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,275,000	2,198,219
5.75% 10/1/25 (a)	810,000	803,925
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	585,063
Jonah Energy LLC 7.25% 10/15/25 (a)	3,770,000	2,940,600
MEG Energy Corp. 7% 3/31/24 (a)	1,545,000	1,404,019
Nabors Industries, Inc. 5.75% 2/1/25 (a)	3,740,000	3,597,336
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,036,298
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	1,255,000	1,182,838
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	430,900
6.05% 3/1/41	755,000	551,150
7.75% 1/15/24	1,373,000	1,342,108
7.875% 2/1/26 (a)	860,000	881,500
7.95% 4/1/25 (d)	1,040,000	988,000
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	575,000	570,688
5.625% 10/15/27 (a)	445,000	450,563
6.25% 6/1/24 (a)	165,000	172,013
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	955,000	997,975
7.25% 6/15/25	265,000	279,575
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	370,000	377,863
Precision Drilling Corp. 7.125% 1/15/26 (a)	730,000	750,988
Range Resources Corp. 5% 3/15/23	1,415,000	1,384,295
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	1,090,000	1,080,463
5.625% 11/15/23	900,000	870,750
Sanchez Energy Corp. 7.25% 2/15/23 (a)	7,945,000	7,736,444
SemGroup Corp.:
6.375% 3/15/25	1,580,000	1,544,450
7.25% 3/15/26	1,490,000	1,482,550
SM Energy Co.:
5% 1/15/24	1,345,000	1,304,650
5.625% 6/1/25	1,690,000	1,673,100
6.125% 11/15/22	1,480,000	1,522,550
Southwestern Energy Co.:
4.1% 3/15/22	4,770,000	4,650,750
7.5% 4/1/26	1,870,000	1,958,825
7.75% 10/1/27	1,005,000	1,062,788
Summit Midstream Holdings LLC 5.75% 4/15/25	1,230,000	1,186,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,264,950
5.25% 5/1/23	330,000	334,125
5.875% 4/15/26 (a)	1,070,000	1,096,750
6.75% 3/15/24	235,000	246,750
Teine Energy Ltd. 6.875% 9/30/22 (a)	600,000	603,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	1,000,000	975,000
Transocean, Inc. 9% 7/15/23 (a)	770,000	830,638
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	320,000	329,600
Weatherford International Ltd.:
6.5% 8/1/36	540,000	400,950
7% 3/15/38	351,000	266,760
Weatherford International, Inc.:
6.8% 6/15/37	780,000	588,900
9.875% 3/1/25 (a)	1,840,000	1,725,000
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	876,375
6.25% 4/1/23	235,000	242,050
6.625% 1/15/26	620,000	644,800
WPX Energy, Inc. 6% 1/15/22	61,000	62,983
		105,490,830
Entertainment/Film - 1.7%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	5,930,000	5,781,750
6.125% 5/15/27	4,917,000	4,818,660
AMC Entertainment, Inc. 5.75% 6/15/25	1,495,000	1,451,092
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	404,500
5.875% 3/15/25	1,180,000	1,190,325
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)	1,273,091	1,247,629
		14,893,956
Environmental - 1.0%
Covanta Holding Corp.:
5.875% 3/1/24	1,282,000	1,291,615
5.875% 7/1/25	2,865,000	2,856,319
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,780,000	2,773,050
Tervita Escrow Corp. 7.625% 12/1/21 (a)	1,755,000	1,818,619
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	303,975
		9,043,578
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	3,135,000	2,837,175
6.625% 6/15/24	1,255,000	1,211,075
Performance Food Group, Inc. 5.5% 6/1/24 (a)	500,000	492,500
Rite Aid Corp. 7.7% 2/15/27	229,000	178,620
		4,719,370
Food/Beverage/Tobacco - 3.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,455,000	5,386,813
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,522,889
ESAL GmbH 6.25% 2/5/23 (a)	5,460,000	5,275,725
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,255,000	3,229,806
7.75% 10/28/20 (a)	435,000	441,964
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,845,000	1,743,525
6.75% 2/15/28 (a)	3,000,000	2,880,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,036,538
4.875% 11/1/26 (a)	320,000	315,200
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	270,000	261,225
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	441,000
Post Holdings, Inc.:
5% 8/15/26 (a)	1,300,000	1,248,000
5.5% 3/1/25 (a)	1,115,000	1,112,213
5.625% 1/15/28 (a)	1,070,000	1,033,888
5.75% 3/1/27 (a)	1,045,000	1,031,938
U.S. Foods, Inc. 5.875% 6/15/24 (a)	770,000	775,775
Vector Group Ltd. 6.125% 2/1/25 (a)	1,110,000	1,062,825
		28,799,324
Gaming - 2.9%
Boyd Gaming Corp.:
6% 8/15/26	680,000	685,100
6.375% 4/1/26	395,000	404,381
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	8,680,000	8,300,250
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,072,313
Eldorado Resorts, Inc. 6% 4/1/25	1,055,000	1,072,144
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	190,000	197,306
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	225,000	237,375
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,390,000	1,318,576
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	2,185,000	2,081,213
MGM Mirage, Inc.:
5.75% 6/15/25	1,610,000	1,616,762
7.75% 3/15/22	660,000	725,175
8.625% 2/1/19	894,000	911,522
Scientific Games Corp. 5% 10/15/25 (a)	1,910,000	1,814,500
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	445,000	445,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	2,505,000	2,339,044
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,365,000	2,211,275
Wynn Macau Ltd. 4.875% 10/1/24 (a)	525,000	500,063
		25,931,999
Healthcare - 9.9%
AmSurg Corp. 5.625% 7/15/22	985,000	1,009,625
Catalent Pharma Solutions 4.875% 1/15/26 (a)	300,000	286,125
Centene Escrow Corp. 5.375% 6/1/26 (a)	1,060,000	1,094,270
Community Health Systems, Inc.:
5.125% 8/1/21	7,215,000	6,962,475
6.25% 3/31/23	4,355,000	4,137,250
6.875% 2/1/22	14,941,000	7,619,910
8.125% 6/30/24 (a)	1,672,000	1,375,220
8.625% 1/15/24 (a)	1,070,000	1,115,475
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,379,625
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,285,000	2,165,038
5.125% 7/15/24	1,820,000	1,754,698
HCA Holdings, Inc.:
5.25% 6/15/26	645,000	664,350
5.375% 9/1/26	935,000	937,151
5.875% 3/15/22	620,000	658,750
5.875% 5/1/23	1,150,000	1,207,500
6.25% 2/15/21	1,045,000	1,092,025
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,012,500
5.75% 9/15/25	695,000	700,213
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	285,000	289,019
Hologic, Inc. 4.375% 10/15/25 (a)	895,000	861,438
IMS Health, Inc. 5% 10/15/26 (a)	680,000	671,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	75,000	73,500
5.5% 5/1/24	575,000	582,188
6.375% 3/1/24	735,000	774,911
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	11,880,000	11,657,250
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(d)	1,070,000	1,104,775
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,047,625
5.5% 2/1/21	1,595,000	1,625,903
SP Finco LLC 6.75% 7/1/25 (a)	250,000	241,250
Teleflex, Inc. 4.875% 6/1/26	1,740,000	1,713,900
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,112,200
5.125% 5/1/25	2,150,000	2,136,563
Teva Pharmaceutical Finance Netherlands III BV:
6% 4/15/24	3,630,000	3,686,130
6.75% 3/1/28	860,000	897,325
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	2,385,000	2,379,038
5.625% 12/1/21 (a)	590,000	584,100
5.875% 5/15/23 (a)	5,280,000	5,047,680
6.125% 4/15/25 (a)	3,850,000	3,580,500
7.5% 7/15/21 (a)	1,785,000	1,813,346
8.5% 1/31/27 (a)	885,000	909,338
9% 12/15/25 (a)	1,775,000	1,877,063
9.25% 4/1/26 (a)	2,145,000	2,275,373
Wellcare Health Plans, Inc.:
5.25% 4/1/25	560,000	572,600
5.375% 8/15/26 (a)	570,000	587,100
		87,273,815
Homebuilders/Real Estate - 2.3%
AV Homes, Inc. 6.625% 5/15/22	785,000	802,663
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,090,000	929,225
6.75% 3/15/25	980,000	916,300
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	270,000	272,025
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,175,000	1,160,313
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	768,219
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,530,769
5% 6/15/27	780,000	753,675
5.25% 6/1/26	1,791,000	1,772,517
5.875% 11/15/24	520,000	539,552
M/I Homes, Inc. 5.625% 8/1/25	480,000	450,000
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	788,160
6.875% 12/15/23 (a)	345,000	351,038
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	615,000
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	590,000	581,150
Starwood Property Trust, Inc.:
4.75% 3/15/25	1,930,000	1,833,500
5% 12/15/21	865,000	871,488
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	2,265,000	2,225,363
TRI Pointe Homes, Inc.:
5.25% 6/1/27	1,075,000	978,250
5.875% 6/15/24	300,000	298,860
William Lyon Homes, Inc.:
5.875% 1/31/25	580,000	550,275
6% 9/1/23 (a)	540,000	521,262
7% 8/15/22	1,030,000	1,049,313
		20,558,917
Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,760,000	4,611,250
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	5,340,000	5,346,675
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,502,513
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (a)	680,000	693,600
		12,154,038
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (a)	4,860,000	4,665,600
AmWINS Group, Inc. 7.75% 7/1/26 (a)	535,000	563,756
		5,229,356
Leisure - 1.3%
Mattel, Inc.:
2.35% 8/15/21	1,600,000	1,440,000
3.15% 3/15/23	535,000	467,617
6.75% 12/31/25 (a)	5,330,000	5,220,415
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	438,000	438,000
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	1,575,000	1,547,438
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	615,000	624,840
7.25% 11/30/21 (a)	1,295,000	1,327,375
Voc Escrow Ltd. 5% 2/15/28 (a)	535,000	515,382
		11,581,067
Metals/Mining - 4.6%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	260,000	268,450
Constellium NV 5.875% 2/15/26 (a)	590,000	578,200
Eldorado Gold Corp. 6.125% 12/15/20 (a)	440,000	413,600
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	4,965,000	4,667,100
6.875% 3/1/26 (a)	3,670,000	3,417,688
7% 2/15/21 (a)	485,000	479,847
7.25% 5/15/22 (a)	245,000	239,641
7.25% 4/1/23 (a)	6,705,000	6,554,138
7.5% 4/1/25 (a)	5,210,000	5,014,625
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	625,000	613,313
5.125% 5/15/24 (a)	770,000	744,975
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	2,007,200
3.875% 3/15/23	2,335,000	2,247,438
4.55% 11/14/24	7,700,000	7,411,250
5.4% 11/14/34	1,540,000	1,422,098
6.875% 2/15/23	770,000	821,975
Novelis Corp. 5.875% 9/30/26 (a)	775,000	754,695
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,665,000	2,478,450
Teck Resources Ltd. 8.5% 6/1/24 (a)	715,000	784,713
		40,919,396
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	335,000	340,863
Louisiana-Pacific Corp. 4.875% 9/15/24	230,000	228,275
NewPage Corp. 11.375% 12/31/2014 (b)(c)	4,077,567	0
		569,138
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	247,800
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	2,367,000	2,260,485
5% 10/15/25 (a)	535,000	516,275
Golden Nugget, Inc. 6.75% 10/15/24 (a)	1,605,000	1,631,081
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,870,000	2,862,825
		7,270,666
Services - 3.8%
American Midstream Partners LP 9.25% 12/15/21 (a)	535,000	528,313
APX Group, Inc. 7.625% 9/1/23	1,130,000	1,018,413
Aramark Services, Inc.:
4.75% 6/1/26	1,840,000	1,812,400
5% 4/1/25 (a)	1,235,000	1,242,719
5.125% 1/15/24	530,000	538,210
Avantor, Inc.:
6% 10/1/24 (a)	4,090,000	4,151,350
9% 10/1/25 (a)	450,000	464,063
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	535,000	549,713
CDK Global, Inc. 5.875% 6/15/26	325,000	333,658
Corrections Corp. of America 5% 10/15/22	1,107,000	1,104,233
H&E Equipment Services, Inc. 5.625% 9/1/25	1,070,000	1,062,296
Hertz Corp.:
5.5% 10/15/24 (a)	13,980,000	11,708,250
6.25% 10/15/22	2,490,000	2,321,925
7.625% 6/1/22 (a)	2,545,000	2,525,913
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	383,796
4.75% 2/15/25 (a)	955,000	968,370
5% 11/1/22 (a)	200,000	206,430
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	793,800
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	285,000	282,150
The GEO Group, Inc. 6% 4/15/26	345,000	332,925
United Rentals North America, Inc. 5.875% 9/15/26	1,270,000	1,308,100
		33,637,027
Steel - 0.9%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	715,000	748,984
Cleveland-Cliffs, Inc. 5.75% 3/1/25	4,870,000	4,782,632
Commercial Metals Co. 5.75% 4/15/26 (a)	2,140,000	2,065,100
		7,596,716
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	2,565,000	2,571,413
Netflix, Inc. 4.375% 11/15/26	1,490,000	1,408,050
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,575,000
		5,554,463
Technology - 1.8%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	514,800
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.875% 6/15/21 (a)	1,435,000	1,476,400
Fair Isaac Corp. 5.25% 5/15/26 (a)	455,000	458,413
First Data Corp. 5% 1/15/24 (a)	1,210,000	1,212,481
Itron, Inc. 5% 1/15/26 (a)	745,000	710,134
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	625,000	642,969
Nuance Communications, Inc. 5.625% 12/15/26	2,770,000	2,759,613
Open Text Corp. 5.875% 6/1/26 (a)	770,000	795,025
Qorvo, Inc. 5.5% 7/15/26 (a)	1,565,000	1,572,825
Sabre GLBL, Inc. 5.25% 11/15/23 (a)	705,000	706,502
Symantec Corp.:
4.2% 9/15/20	655,000	659,252
5% 4/15/25 (a)	3,170,000	3,141,866
TTM Technologies, Inc. 5.625% 10/1/25 (a)	305,000	303,475
VeriSign, Inc. 4.625% 5/1/23	695,000	704,869
		15,658,624
Telecommunications - 5.7%
Altice Financing SA:
6.625% 2/15/23 (a)	2,965,000	2,983,502
7.5% 5/15/26 (a)	2,865,000	2,736,075
Altice Finco SA:
7.625% 2/15/25 (a)	3,335,000	2,934,800
8.125% 1/15/24 (a)	620,000	624,650
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	798,738
CommScope Technologies Finance LLC 6% 6/15/25 (a)	405,000	419,175
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	610,000	617,625
5.375% 3/15/27	290,000	291,450
Frontier Communications Corp.:
8.5% 4/1/26 (a)	1,990,000	1,872,192
11% 9/15/25	3,720,000	2,845,800
GCI, Inc. 6.875% 4/15/25	1,835,000	1,896,931
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	395,988
Intelsat Jackson Holdings SA:
5.5% 8/1/23	1,255,000	1,144,811
7.5% 4/1/21	205,000	206,281
8% 2/15/24 (a)	1,085,000	1,141,963
Level 3 Financing, Inc.:
5.125% 5/1/23	1,540,000	1,536,674
5.375% 1/15/24	925,000	925,000
5.375% 5/1/25	335,000	330,813
5.625% 2/1/23	830,000	840,134
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,340,000	3,469,425
10.875% 10/15/25 (a)	369,000	429,424
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,750,000	1,822,188
SFR Group SA:
6.25% 5/15/24 (a)	695,000	686,313
7.375% 5/1/26 (a)	1,440,000	1,414,800
8.125% 2/1/27 (a)	535,000	543,025
Sprint Capital Corp. 6.875% 11/15/28	1,450,000	1,439,125
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,351,274
Sprint Corp.:
7.125% 6/15/24	3,395,000	3,522,313
7.25% 9/15/21	1,845,000	1,934,372
7.875% 9/15/23	2,105,000	2,265,506
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,183,580
6% 4/15/24	1,840,000	1,909,000
6.5% 1/15/26	630,000	666,030
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,005,800
Wind Tre SpA 5% 1/20/26 (a)	1,755,000	1,569,023
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	980,000	982,450
		50,736,250
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	340,000	339,150
Transportation Ex Air/Rail - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,155,000	2,713,300
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	8,615,000	7,150,450
11.25% 8/15/22 (a)	1,065,000	1,011,750
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	210,000	198,975
		11,074,475
Utilities - 3.7%
Calpine Corp.:
5.25% 6/1/26 (a)	1,140,000	1,076,251
5.75% 1/15/25	3,645,000	3,307,838
Dynegy, Inc.:
7.375% 11/1/22	300,000	312,375
7.625% 11/1/24	3,957,000	4,253,775
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	660,000	655,050
7% 6/15/23	2,030,000	2,040,150
InterGen NV 7% 6/30/23 (a)	8,230,000	8,172,390
NRG Energy, Inc. 5.75% 1/15/28 (a)	680,000	686,800
NRG Yield Operating LLC 5% 9/15/26	485,000	464,388
Talen Energy Supply LLC:
6.5% 6/1/25	3,380,000	2,518,100
10.5% 1/15/26 (a)	3,805,000	3,334,131
The AES Corp.:
5.125% 9/1/27	535,000	540,350
6% 5/15/26	1,515,000	1,602,113
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,540,000	1,582,350
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	1,215,000	1,236,627
		31,782,688

TOTAL NONCONVERTIBLE BONDS		723,807,511

TOTAL CORPORATE BONDS
(Cost $734,255,250)		731,255,533
	Shares	Value

Common Stocks - 1.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (c)(f)	3,722	42,989
UC Holdings, Inc. (c)	13,838	364,493

TOTAL AUTOMOTIVE & AUTO PARTS		407,482

Environmental - 0.4%
Tervita Corp. (f)	569,887	3,930,255
Food & Drug Retail - 0.6%
Southeastern Grocers, Inc. (c)(f)	174,421	5,187,281
TOTAL COMMON STOCKS
(Cost $10,175,533)		9,525,018

Convertible Preferred Stocks - 0.6%
Energy - 0.3%
Chesapeake Energy Corp. Series A, 5.75%	5,300	3,140,960
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	680	749,224
Utilities - 0.2%
Vistra Energy Corp. 7.00%	21,400	2,013,346
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,002,549)		5,903,530
	Principal Amount	Value

Bank Loan Obligations - 7.1%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8159% 11/18/24 (d)(e)	550,000	544,500
Cable/Satellite TV - 0.6%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5635% 1/25/26 (d)(e)	832,913	833,121
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.0668% 8/14/26 (d)(e)	1,100,000	1,069,156
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (d)(e)	3,829,910	3,726,502

TOTAL CABLE/SATELLITE TV		5,628,779

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (d)(e)	70,000	70,175
Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (d)(e)	106,789	107,114
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (d)(e)	246,436	247,185
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 8/8/24 (d)(e)	79,400	79,400

TOTAL CHEMICALS		433,699

Energy - 0.6%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4398% 12/31/21 (d)(e)	825,000	912,145
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (d)(e)	1,280,000	1,297,600
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (d)(e)	2,549,146	2,548,076
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5711% 5/7/25 (d)(e)	545,000	544,319

TOTAL ENERGY		5,302,140

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3069% 8/1/24 (d)(e)	699,713	701,903
Food & Drug Retail - 1.0%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 8/25/21 (d)(e)	1,633,125	1,629,728
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3264% 5/31/24 (d)(e)	5,500,000	5,369,375
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4509% 11/25/22 (d)(e)	2,016,084	1,675,870

TOTAL FOOD & DRUG RETAIL		8,674,973

Gaming - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 12/22/24 (d)(e)	2,120,840	2,126,799
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/18/24 (d)(e)	1,764,669	1,763,839
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8222% 10/4/23 (d)(e)	562,280	563,686

TOTAL GAMING		4,454,324

Healthcare - 1.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (d)(e)	672,677	662,513
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 8/18/25 (d)(e)	185,000	185,529
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.316% 6/30/25 (d)(e)	6,944,088	6,940,338
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (d)(e)	381,091	370,611
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0814% 6/1/25 (d)(e)	1,244,250	1,248,182

TOTAL HEALTHCARE		9,407,173

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8269% 1/25/24 (d)(e)	440,000	440,550
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (d)(e)	4,365,000	4,359,282

TOTAL INSURANCE		4,799,832

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (d)(e)	1,248,284	1,256,086
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 2/17/24 (d)(e)	825,868	825,356
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 6/13/24 (d)(e)	3,334,315	3,316,743
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 4/26/24 (d)(e)	642,231	642,931

TOTAL SERVICES		3,959,674

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3344% 8/23/23 (d)(e)	1,414,313	1,435,527
Technology - 0.4%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (e)(g)	1,095,000	1,095,329
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 4/30/25 (d)(e)	1,640,000	1,640,000
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.066% 4/26/24 (d)(e)	507,612	506,739
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3427% 11/1/23 (d)(e)	635,939	637,211

TOTAL TECHNOLOGY		3,879,279

Telecommunications - 1.1%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.83% 3/31/21 (d)(e)	4,400,000	4,268,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.83% 6/15/24 (d)(e)	278,044	268,313
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5648% 1/2/24 (d)(e)	300,000	314,376
Tranche B-5, term loan 6.625% 1/2/24	300,000	313,950
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/1/24 (d)(e)	3,695,613	3,672,515
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 2/3/24 (d)(e)	607,313	607,313

TOTAL TELECOMMUNICATIONS		9,444,467

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (d)(e)	551,709	549,640
Utilities - 0.2%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (d)(e)	1,207,543	1,206,034
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3259% 12/14/23 (d)(e)	354,600	354,479

TOTAL UTILITIES		1,560,513

TOTAL BANK LOAN OBLIGATIONS
(Cost $62,895,842)		62,928,040

Preferred Securities - 0.6%
Banks & Thrifts - 0.4%
Barclays Bank PLC 7.625% 11/21/22	1,710,000	1,890,830
Barclays PLC 7.75% (d)(h)	540,000	546,810
Credit Agricole SA 6.625% (a)(d)(h)	450,000	459,759
Royal Bank of Scotland Group PLC 8.625% (d)(h)	460,000	499,176

TOTAL BANKS & THRIFTS		3,396,575

Energy - 0.2%
DCP Midstream Partners LP 7.375% (d)(h)	545,000	553,566
Summit Midstream Partners LP 9.5% (d)(h)	1,065,000	1,086,562

TOTAL ENERGY		1,640,128

TOTAL PREFERRED SECURITIES
(Cost $4,807,770)		5,036,703
	Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $61,821,971)	61,817,585	61,829,948
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $879,958,915)		876,478,772
NET OTHER ASSETS (LIABILITIES) - 0.9%		7,852,182
NET ASSETS - 100%		$884,330,954

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,594,898 or 48.5% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,050,761
Total	$1,050,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$407,482	$--	$--	$407,482
Consumer Staples	5,187,281	--	--	5,187,281
Energy	3,140,960	--	3,140,960	--
Industrials	3,930,255	3,930,255	--	--
Real Estate	749,224	--	749,224	--
Utilities	2,013,346	--	2,013,346	--
Corporate Bonds	731,255,533	--	731,255,533	--
Bank Loan Obligations	62,928,040	--	62,928,040	--
Preferred Securities	5,036,703	--	5,036,703	--
Money Market Funds	61,829,948	61,829,948	--	--
Total Investments in Securities:	$876,478,772	$65,760,203	$805,123,806	$5,594,763

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Canada	7.0%
Luxembourg	4.4%
Netherlands	2.3%
Multi-National	1.9%
United Kingdom	1.6%
Ireland	1.1%
Austria	1.1%
Cayman Islands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $818,136,944)	$814,648,824
Fidelity Central Funds (cost $61,821,971)	61,829,948
Total Investment in Securities (cost $879,958,915)		$876,478,772
Cash		403,465
Receivable for investments sold		1,001,778
Interest receivable		13,265,150
Distributions receivable from Fidelity Central Funds		93,329
Total assets		891,242,494
Liabilities
Payable for investments purchased	$3,046,522
Distributions payable	3,860,188
Other payables and accrued expenses	4,830
Total liabilities		6,911,540
Net Assets		$884,330,954
Net Assets consist of:
Paid in capital		$882,304,178
Distributions in excess of net investment income		(1,009,740)
Accumulated undistributed net realized gain (loss) on investments		6,516,659
Net unrealized appreciation (depreciation) on investments		(3,480,143)
Net Assets, for 7,874,535 shares outstanding		$884,330,954
Net Asset Value, offering price and redemption price per share ($884,330,954 ÷ 7,874,535 shares)		$112.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$2,287,021
Interest		54,071,356
Income from Fidelity Central Funds		1,050,761
Total income		57,409,138
Expenses
Custodian fees and expenses	$15,501
Independent directors' fees and expenses	3,812
Legal	2,266
Miscellaneous	14
Total expenses before reductions	21,593
Expense reductions	(6,790)
Total expenses after reductions		14,803
Net investment income (loss)		57,394,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,346,048
Fidelity Central Funds	(2)
Total net realized gain (loss)		10,346,046
Change in net unrealized appreciation (depreciation) on investment securities		(22,053,779)
Net gain (loss)		(11,707,733)
Net increase (decrease) in net assets resulting from operations		$45,686,602

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,394,335	$56,853,267
Net realized gain (loss)	10,346,046	(4,096,948)
Change in net unrealized appreciation (depreciation)	(22,053,779)	27,125,921
Net increase (decrease) in net assets resulting from operations	45,686,602	79,882,240
Distributions to shareholders from net investment income	(56,643,250)	(57,015,512)
Distributions to shareholders from net realized gain	(616,160)	–
Total distributions	(57,259,410)	(57,015,512)
Affiliated share transactions
Reinvestment of distributions	10,617,535	10,025,660
Cost of shares redeemed	(14,846)	–
Net increase (decrease) in net assets resulting from share transactions	10,602,689	10,025,660
Total increase (decrease) in net assets	(970,119)	32,892,388
Net Assets
Beginning of period	885,301,073	852,408,685
End of period	$884,330,954	$885,301,073
Other Information
Distributions in excess of net investment income end of period	$(1,009,740)	$(168,082)
Shares
Sold	–	–
Issued in reinvestment of distributions	94,015	89,052
Redeemed	(131)	–
Net increase (decrease)	93,884	89,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 2

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$113.78	$110.82	$109.78	$118.45	$114.34
Income from Investment Operations
Net investment income (loss)A	7.336	7.352	7.278	7.064	7.292
Net realized and unrealized gain (loss)	(1.497)	2.982	.631	(8.871)	3.876
Total from investment operations	5.839	10.334	7.909	(1.807)	11.168
Distributions from net investment income	(7.240)	(7.374)	(6.869)	(6.863)	(7.058)
Distributions from net realized gain	(.079)	–	–	–	–
Total distributions	(7.319)	(7.374)	(6.869)	(6.863)	(7.058)
Net asset value, end of period	$112.30	$113.78	$110.82	$109.78	$118.45
Total ReturnB	5.29%	9.60%	7.75%	(1.58)%	9.97%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	.01%	- %E	- %E	- %E
Expenses net of fee waivers, if any	- %E	.01%	- %E	- %E	- %E
Expenses net of all reductions	- %E	.01%	- %E	- %E	- %E
Net investment income (loss)	6.49%	6.54%	6.93%	6.19%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$884,331	$885,301	$852,409	$792,221	$872,004
Portfolio turnover rateF	57%	46%	47%	40%	56%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, certain conversion ratio adjustments, equity-debt classifications, contingent interest, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,368,495
Gross unrealized depreciation	(23,021,848)
Net unrealized appreciation (depreciation)	$(3,653,353)
Tax Cost	$880,132,125

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,287,828
Undistributed long-term capital gain	$4,395,691
Net unrealized appreciation (depreciation) on securities and other investments	$(3,653,353)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$57,259,410	$ 57,015,512

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,486,031 and $458,657,290, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $12.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,778.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund 2:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.0026%	$1,000.00	$1,027.90	$.01
Hypothetical-C		$1,000.00	$1,025.19	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity High Income Central Fund 2 voted to pay on October 15, 2018, to shareholders of record at the opening of business on October 12, 2018, a distribution of $0.85 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $4,395,691, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $25,874,803 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity High Income Central Fund 2

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HICII-ANN-1018
1.861961.110

Fidelity® Specialized High Income Central Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Specialized High Income Central Fund	2.42%	5.14%	7.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofAML® BB US High Yield Constrained Index performed over the same period.

Period Ending Values
$20,327	Fidelity® Specialized High Income Central Fund
$21,746	ICE® BofAML® BB US High Yield Constrained Index

BofA Merrill Lynch benchmark indices were re-branded as ICE BofAML benchmark indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. corporate high-yield bonds gained 3.27% for the year ending August 31, 2018, as measured by the ICE BofAML® US High Yield Constrained Index. On the heels of a solid 2017, high yield began the new year on a high note, driven by optimism for U.S. tax reform, passed in December 2017, which also helped equity markets reach record levels. The uptrend reversed course in early February, though, amid broad market volatility and a backup in U.S. Treasury yields. The asset class took another leg down in March, losing ground largely due to a policy rate hike by the U.S. Federal Reserve and an escalating trade dispute with China. The market stabilized and turned in a strong result in April, but volatility persisted and the index experienced a two-week slump to conclude the first half of 2018. Strong corporate earnings helped high yield make a solid advance in July and August. For the full 12 months, lower-quality bonds rose about 8%, topping credits rated B (+3%) and BB (+1%). By industry, energy led the way this period, with the market heavyweight gaining roughly 9% amid higher oil prices. Other standouts included transportation ex air/rail (+8%) and food & drug retail (+7%), while aerospace (+5%) was lifted by the potential for increased spending on U.S. defense and infrastructure. Two defensive categories also outperformed: utilities gained 5% and health care was up about 4%. Notable laggards included automotive & auto parts, banks & thrifts, and cable/satellite TV (each -1%).

Comments from Co-Portfolio Manager Matthew Conti:  For the fiscal year, the fund gained 2.42%, topping the 1.37% result of its benchmark, the ICE BofAML® BB US High Yield Constrained Index. Versus the benchmark, security selection was the biggest contributor, led by the energy, banks & thrifts, utilities, and diversified financial services industries. It also helped to overweight energy, as our sizable allocation here – by far the fund's largest the past 12 months – rose 8%. From a quality standpoint, we benefited most from security selection among bonds rated BB. Our largest individual relative contributors included Noble Holding International and Ensco International, two energy companies that fared well amid rising oil prices. Noble was a non-benchmark holding that gained 36% this period, while the fund's investments in Ensco advanced about 20%. I added exposure to energy the past 12 months, based on my positive view of the ongoing commodities trend, including oil, as well as favorable supply-and-demand dynamics. I'll also note that we got a boost from Icahn Enterprises, a conglomerate with investments in various industries and by far the fund's largest holding the past year. Turning to notable relative detractors, it hurt most to hold a non-benchmark stake in Dubai Aerospace Enterprises (DAE), an aircraft-leasing company that struggled with high debt as it looks to grow through acquisitions and asset purchases. Our stake returned roughly -3% before I eliminated it. Lastly, I overweighted casino and resort operator MGM Mirage, which hurt relative performance because it returned -2% for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 30, 2018, Mike Weaver became Co-Portfolio Manager of the fund, joining Matt Conti. The two will manage the fund together until December 31, 2018, at which point Matt plans to retire and Mike will become sole Portfolio Manager.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.1
CCO Holdings LLC/CCO Holdings Capital Corp.	3.9
Bank of America Corp.	3.4
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	2.5
Citigroup, Inc.	2.3
16.2

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Energy	16.4
Banks & Thrifts	10.7
Diversified Financial Services	9.0
Cable/Satellite TV	7.9
Healthcare	7.7

Quality Diversification (% of fund's net assets)

As of August 31, 2018
BBB	2.9%
BB	72.0%
B	18.7%
CCC,CC,C	0.2%
Short-Term Investments and Net Other Assets	6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
Nonconvertible Bonds	83.9%
Convertible Bonds, Preferred Stocks	0.4%
Bank Loan Obligations	1.1%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 18.7%

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Corporate Bonds - 84.3%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,694,063
3.375% 8/15/26	1,030,000	968,821
		2,662,884
Nonconvertible Bonds - 83.9%
Aerospace - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	3,585,000	3,593,963
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,195,000	3,226,950
		6,820,913
Air Transportation - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	470,000	484,100
Banks & Thrifts - 3.1%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,524,074
5.75% 11/20/25	8,255,000	8,554,244
8% 11/1/31	3,415,000	4,174,838
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,630,000	3,641,087
6% 12/19/23	4,000,000	4,170,770
		22,065,013
Broadcasting - 1.8%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	5,300,000	5,200,360
5% 8/1/27 (a)	2,995,000	2,893,889
6% 7/15/24 (a)	4,520,000	4,696,732
		12,790,981
Cable/Satellite TV - 7.9%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	9,515,000	9,574,469
5.5% 5/15/26 (a)	1,805,000	1,773,413
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,775,000	3,600,406
5% 2/1/28 (a)	8,615,000	8,068,206
5.125% 2/15/23	550,000	550,688
5.125% 5/1/23 (a)	2,000,000	2,000,000
5.125% 5/1/27 (a)	4,160,000	3,967,600
5.5% 5/1/26 (a)	3,545,000	3,500,688
5.75% 2/15/26 (a)	1,570,000	1,570,000
5.875% 4/1/24 (a)	2,130,000	2,172,600
5.875% 5/1/27 (a)	2,500,000	2,484,375
CSC Holdings LLC:
5.375% 2/1/28 (a)	975,000	934,489
5.5% 4/15/27 (a)	2,025,000	1,971,844
DISH DBS Corp.:
5.875% 11/15/24	2,290,000	1,992,300
7.75% 7/1/26	1,375,000	1,240,938
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,545,000	2,500,463
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	9,720,000	9,155,074
		57,057,553
Capital Goods - 1.0%
AECOM 5.125% 3/15/27	4,330,000	4,254,225
AECOM Technology Corp. 5.875% 10/15/24	2,539,000	2,710,103
		6,964,328
Chemicals - 2.9%
CF Industries Holdings, Inc.:
3.45% 6/1/23	2,305,000	2,212,800
4.5% 12/1/26 (a)	515,000	514,014
5.15% 3/15/34	110,000	103,675
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	4,210,000	4,115,275
5.25% 6/1/27 (a)	570,000	541,500
OCI NV 6.625% 4/15/23 (a)	3,420,000	3,539,700
Olin Corp.:
5% 2/1/30	570,000	544,350
5.125% 9/15/27	3,500,000	3,465,000
The Chemours Co. LLC 5.375% 5/15/27	2,000,000	1,965,000
Valvoline, Inc. 4.375% 8/15/25	1,510,000	1,442,050
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	2,500,000	2,641,450
		21,084,814
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	1,545,000	1,453,266
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,215,000	1,198,294
4.625% 5/15/23 (a)	6,880,000	6,819,800
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,250,000	1,200,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,680,000	3,376,400
OI European Group BV 4% 3/15/23 (a)	1,860,000	1,764,675
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	888,750
Silgan Holdings, Inc. 4.75% 3/15/25	1,060,000	1,014,950
		16,262,869
Diversified Financial Services - 9.0%
Aircastle Ltd.:
4.125% 5/1/24	660,000	655,314
5% 4/1/23	520,000	539,968
5.125% 3/15/21	4,735,000	4,888,888
FLY Leasing Ltd.:
5.25% 10/15/24	2,015,000	1,924,325
6.375% 10/15/21	1,665,000	1,721,194
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	21,415,000	21,779,888
6% 8/1/20	2,555,000	2,598,946
6.25% 2/1/22	3,100,000	3,184,940
6.375% 12/15/25	1,390,000	1,407,375
6.75% 2/1/24	740,000	764,050
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,205,775
5.25% 11/15/24 (a)	3,460,000	3,555,150
5.375% 5/15/27 (a)	4,455,000	4,577,513
Navient Corp.:
6.5% 6/15/22	1,020,000	1,042,440
6.625% 7/26/21	3,500,000	3,644,375
7.25% 9/25/23	2,700,000	2,848,500
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,390,000	3,106,088
SLM Corp.:
5.5% 1/25/23	2,360,000	2,333,426
7.25% 1/25/22	1,015,000	1,073,363
		64,851,518
Diversified Media - 0.6%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,145,000	1,093,475
Nielsen Co. S.a.r.l. (Luxembourg):
5% 2/1/25 (a)	1,205,000	1,168,850
5.5% 10/1/21 (a)	305,000	305,381
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,535,000	1,490,562
		4,058,268
Energy - 15.0%
Antero Resources Corp.:
5.125% 12/1/22	2,870,000	2,898,700
5.625% 6/1/23 (Reg. S)	4,530,000	4,661,597
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,500,000	3,561,250
5.875% 3/31/25	1,970,000	2,093,125
7% 6/30/24	3,465,000	3,833,156
Cheniere Energy Partners LP 5.25% 10/1/25	7,095,000	7,095,000
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	4,435,000	4,436,358
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	3,995,000	4,079,894
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,280,320
DCP Midstream Operating LP 5.375% 7/15/25	2,005,000	2,055,125
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,135,000	1,157,700
Drax Finco PLC 6.625% 11/1/25 (a)	640,000	651,200
Duke Energy Field Services 8.125% 8/16/30	685,000	824,137
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	294,263
5.75% 1/30/28 (a)	295,000	294,263
Ensco PLC:
4.5% 10/1/24	3,080,000	2,556,400
7.75% 2/1/26	755,000	721,025
8% 1/31/24	880,000	873,400
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,360,000	1,273,300
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	4,820,000	4,856,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	7,853,000	7,587,961
5.75% 10/1/25 (a)	2,990,000	2,967,575
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	842,400
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,635,000	1,639,088
Nabors Industries, Inc.:
5.5% 1/15/23	1,289,000	1,285,019
5.75% 2/1/25 (a)	1,815,000	1,745,766
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,210,000	3,129,750
4.5% 9/15/27 (a)	365,000	346,750
Noble Holding International Ltd. 7.75% 1/15/24	1,683,000	1,645,133
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	2,700,000	2,821,500
Precision Drilling Corp.:
5.25% 11/15/24	480,000	457,200
7.125% 1/15/26 (a)	600,000	617,250
7.75% 12/15/23	1,195,000	1,263,713
Range Resources Corp. 5% 3/15/23	2,575,000	2,519,123
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,000,000	1,935,000
Southwestern Energy Co.:
4.1% 3/15/22	2,280,000	2,223,000
7.75% 10/1/27	1,245,000	1,316,588
Summit Midstream Holdings LLC:
5.5% 8/15/22	710,000	706,450
5.75% 4/15/25	1,045,000	1,008,425
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26 (a)	1,900,000	1,819,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,110,888
4.25% 11/15/23	5,440,000	5,276,800
5% 1/15/28 (a)	2,030,000	1,971,638
5.125% 2/1/25	3,420,000	3,437,100
5.25% 5/1/23	275,000	278,438
5.375% 2/1/27	460,000	457,700
5.875% 4/15/26 (a)	3,160,000	3,239,000
6.75% 3/15/24	1,640,000	1,722,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	346,125
5% 1/31/28 (a)	360,000	337,050
		107,550,043
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,270,000	3,229,125
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,645,313
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	4,445,000	4,278,313
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	1,965,000
4.875% 11/1/26 (a)	1,325,000	1,305,125
Vector Group Ltd. 6.125% 2/1/25 (a)	5,995,000	5,740,213
		18,163,089
Gaming - 5.4%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,745,000	1,814,800
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,690,000	7,294,854
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	14,000,000	13,335,000
4.5% 1/15/28	2,285,000	2,106,542
MGM Mirage, Inc.:
5.75% 6/15/25	4,480,000	4,498,816
6% 3/15/23	2,175,000	2,257,976
Scientific Games Corp. 5% 10/15/25 (a)	2,230,000	2,118,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,641,375
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	710,000	676,275
5.5% 10/1/27 (a)	2,405,000	2,272,725
		39,016,863
Healthcare - 7.7%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585,000	2,520,375
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	4,900,500
5% 3/15/24	2,335,000	2,387,538
5.25% 6/15/26	7,245,000	7,462,350
Hologic, Inc.:
4.375% 10/15/25 (a)	1,255,000	1,207,938
4.625% 2/1/28 (a)	235,000	220,313
IMS Health, Inc. 5% 10/15/26 (a)	2,200,000	2,172,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	857,500
5.25% 8/1/26	1,755,000	1,755,000
6.375% 3/1/24	960,000	1,012,128
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,169,438
5.5% 2/1/21	5,385,000	5,489,334
Service Corp. International 4.625% 12/15/27	1,390,000	1,334,400
Teleflex, Inc.:
4.625% 11/15/27	805,000	766,183
4.875% 6/1/26	7,400,000	7,289,000
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,481,288
4.625% 7/15/24	3,280,000	3,212,858
5.125% 5/1/25	2,400,000	2,385,000
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	5,725,000	6,039,875
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,280,000	1,308,800
5.375% 8/15/26 (a)	460,000	473,800
		55,446,118
Homebuilders/Real Estate - 0.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,325,000	3,283,438
Starwood Property Trust, Inc. 4.75% 3/15/25	660,000	627,000
		3,910,438
Hotels - 1.1%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,653,413
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,000,000	987,500
4.875% 4/1/27	590,000	580,413
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,715,000	1,702,138
		7,923,464
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	1,840,000	1,802,170
Metals/Mining - 1.8%
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	210,000	206,073
5.125% 3/15/23 (a)	715,000	698,913
5.125% 5/15/24 (a)	780,000	754,650
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,272,500
3.875% 3/15/23	1,395,000	1,342,688
4.55% 11/14/24	2,320,000	2,233,000
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,900,000	1,767,000
		13,274,824
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,665,000	2,545,075
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	3,000,000	2,992,500
		5,537,575
Services - 2.2%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,378,775
5% 2/1/28 (a)	1,170,000	1,146,600
5.125% 1/15/24	4,015,000	4,077,192
CDK Global, Inc. 4.875% 6/1/27	715,000	702,488
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,457,150
5% 10/15/22	130,000	129,675
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,945,000	1,972,230
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,555,000	1,267,325
		16,131,435
Steel - 0.3%
Commercial Metals Co. 5.375% 7/15/27	2,440,000	2,269,200
Super Retail - 0.1%
Sally Holdings LLC 5.5% 11/1/23	1,100,000	1,061,500
Technology - 5.5%
Entegris, Inc. 4.625% 2/10/26 (a)	3,000,000	2,891,250
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,845,000	2,866,338
First Data Corp. 5.375% 8/15/23 (a)	2,745,000	2,793,449
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	541,688
Micron Technology, Inc. 5.5% 2/1/25	1,815,000	1,878,344
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,692,000	2,692,000
5.625% 12/15/26	4,960,000	4,941,400
NXP BV/NXP Funding LLC 3.875% 9/1/22 (a)	1,475,000	1,462,094
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,398,450
Qorvo, Inc. 5.5% 7/15/26 (a)	1,475,000	1,482,375
Sensata Technologies BV:
4.875% 10/15/23 (a)	2,840,000	2,840,000
5% 10/1/25 (a)	2,020,000	2,014,950
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,950,000	1,993,875
Symantec Corp.:
4.2% 9/15/20	515,000	518,343
5% 4/15/25 (a)	6,340,000	6,283,731
		39,598,287
Telecommunications - 6.5%
Altice Financing SA:
6.625% 2/15/23 (a)	3,480,000	3,501,715
7.5% 5/15/26 (a)	2,940,000	2,807,700
Equinix, Inc.:
5.375% 4/1/23	635,000	648,494
5.875% 1/15/26	1,860,000	1,929,750
Level 3 Financing, Inc.:
5.25% 3/15/26	3,689,000	3,615,589
5.625% 2/1/23	5,000,000	5,061,050
Neptune Finco Corp. 6.625% 10/15/25 (a)	10,500,000	10,906,875
Qwest Corp. 6.75% 12/1/21	885,000	948,096
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,350,000	1,287,563
5.125% 4/15/25	1,525,000	1,537,139
6% 3/1/23	5,535,000	5,696,622
6% 4/15/24	1,450,000	1,504,375
6.5% 1/15/24	1,700,000	1,759,500
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	2,992,000
U.S. West Communications 7.25% 9/15/25	945,000	1,011,234
Wind Tre SpA 5% 1/20/26 (a)	1,340,000	1,198,000
		46,405,702
Utilities - 4.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,309,203
DPL, Inc. 6.75% 10/1/19	2,475,000	2,549,250
NRG Energy, Inc.:
5.75% 1/15/28 (a)	775,000	782,750
6.625% 1/15/27	665,000	695,756
NRG Yield Operating LLC 5% 9/15/26	1,435,000	1,374,013
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	6,872,781	7,551,468
The AES Corp.:
4.5% 3/15/23	965,000	967,413
4.875% 5/15/23	9,680,000	9,801,000
5.125% 9/1/27	1,550,000	1,565,500
6% 5/15/26	2,155,000	2,278,913
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	985,000	1,002,533
		31,877,799

TOTAL NONCONVERTIBLE BONDS		603,862,130

TOTAL CORPORATE BONDS
(Cost $609,213,383)		606,525,014

Bank Loan Obligations - 1.1%
Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (b)(c)	93,252	93,536
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (b)(c)	215,198	215,852

TOTAL CHEMICALS		309,388

Energy - 0.6%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5711% 5/7/25 (b)(c)	4,450,000	4,444,438
Gaming - 0.1%
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 8/14/24 (b)(c)	622,166	620,274
Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.317% 2/22/24 (b)(c)	1,575,000	1,576,528
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/2/26 (b)(c)	1,095,000	1,094,770

TOTAL TELECOMMUNICATIONS		2,671,298

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,031,540)		8,045,398

Preferred Securities - 8.4%
Banks & Thrifts - 7.6%
Bank of America Corp.:
5.875% (b)(d)	3,220,000	3,307,391
6.1% (b)(d)	2,440,000	2,637,879
6.25% (b)(d)	14,760,000	16,023,023
6.5% (b)(d)	2,245,000	2,474,024
Barclays Bank PLC 7.625% 11/21/22	3,435,000	3,798,171
Barclays PLC 6.625% (b)(d)	1,255,000	1,274,071
BNP Paribas SA 7% (a)(b)(d)	370,000	371,126
Citigroup, Inc.:
5.875% (b)(d)	3,735,000	3,924,081
5.95% (b)(d)	8,275,000	8,573,509
5.95% (b)(d)	1,115,000	1,156,393
6.125% (b)(d)	2,860,000	3,042,016
Credit Agricole SA:
6.625% (a)(b)(d)	5,485,000	5,603,947
7.875% (a)(b)(d)	1,480,000	1,592,613
Royal Bank of Scotland Group PLC 7.5% (b)(d)	1,110,000	1,151,880

TOTAL BANKS & THRIFTS		54,930,124

Energy - 0.8%
Andeavor Logistics LP 6.875% (b)(d)	2,635,000	2,650,114
Energy Transfer Partners LP 6.25% (b)(d)	3,090,000	2,998,497

TOTAL ENERGY		5,648,611

TOTAL PREFERRED SECURITIES
(Cost $58,136,732)		60,578,735
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.97% (e)
(Cost $34,229,717)	34,222,872	34,229,717
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $709,611,372)		709,378,864
NET OTHER ASSETS (LIABILITIES) - 1.4%		9,818,481
NET ASSETS - 100%		$719,197,345

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,295,371 or 39.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$316,625
Total	$316,625

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$606,525,014	$--	$606,525,014	$--
Bank Loan Obligations	8,045,398	--	8,045,398	--
Preferred Securities	60,578,735	--	60,578,735	--
Money Market Funds	34,229,717	34,229,717	--	--
Total Investments in Securities:	$709,378,864	$34,229,717	$675,149,147	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.3%
United Kingdom	3.0%
Netherlands	2.9%
Canada	2.9%
Luxembourg	2.7%
Cayman Islands	1.8%
Bermuda	1.7%
Ireland	1.2%
France	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $675,381,655)	$675,149,147
Fidelity Central Funds (cost $34,229,717)	34,229,717
Total Investment in Securities (cost $709,611,372)		$709,378,864
Cash		23,216
Receivable for investments sold		1,317,960
Interest receivable		8,443,352
Distributions receivable from Fidelity Central Funds		37,487
Total assets		719,200,879
Liabilities
Custody fees payable	$3,534
Total liabilities		3,534
Net Assets		$719,197,345
Net Assets consist of:
Paid in capital		$715,942,685
Distributions in excess of net investment income		(790,177)
Accumulated undistributed net realized gain (loss) on investments		4,277,345
Net unrealized appreciation (depreciation) on investments		(232,508)
Net Assets, for 7,204,035 shares outstanding		$719,197,345
Net Asset Value, offering price and redemption price per share ($719,197,345 ÷ 7,204,035 shares)		$99.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$3,371,244
Interest		32,454,899
Income from Fidelity Central Funds		316,625
Total income		36,142,768
Expenses
Custodian fees and expenses	$10,459
Independent directors' fees and expenses	3,055
Miscellaneous	11
Total expenses before reductions	13,525
Expense reductions	(6,087)
Total expenses after reductions		7,438
Net investment income (loss)		36,135,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,414,835
Fidelity Central Funds	(142)
Total net realized gain (loss)		8,414,693
Change in net unrealized appreciation (depreciation) on investment securities		(26,557,082)
Net gain (loss)		(18,142,389)
Net increase (decrease) in net assets resulting from operations		$17,992,941

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,135,330	$40,865,773
Net realized gain (loss)	8,414,693	13,704,214
Change in net unrealized appreciation (depreciation)	(26,557,082)	(189,471)
Net increase (decrease) in net assets resulting from operations	17,992,941	54,380,516
Distributions to shareholders from net investment income	(36,303,188)	(41,218,190)
Distributions to shareholders from net realized gain	(14,417,046)	(2,200,459)
Total distributions	(50,720,234)	(43,418,649)
Affiliated share transactions
Proceeds from sales of shares	32,625,000	41,500,001
Reinvestment of distributions	50,720,221	43,330,001
Cost of shares redeemed	(100,013,409)	(161,324,959)
Net increase (decrease) in net assets resulting from share transactions	(16,668,188)	(76,494,957)
Total increase (decrease) in net assets	(49,395,481)	(65,533,090)
Net Assets
Beginning of period	768,592,826	834,125,916
End of period	$719,197,345	$768,592,826
Other Information
Distributions in excess of net investment income end of period	$(790,177)	$(367,116)
Shares
Sold	326,440	395,982
Issued in reinvestment of distributions	498,455	419,297
Redeemed	(966,557)	(1,562,856)
Net increase (decrease)	(141,662)	(747,577)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$104.63	$103.06	$101.49	$107.68	$103.63
Income from Investment Operations
Net investment income (loss)A	5.188	5.489	5.682	5.462	5.687
Net realized and unrealized gain (loss)	(2.758)	1.901	1.436	(6.176)	3.995
Total from investment operations	2.430	7.390	7.118	(.714)	9.682
Distributions from net investment income	(5.217)	(5.531)	(5.548)	(5.476)	(5.632)
Distributions from net realized gain	(2.013)	(.289)	–	–	–
Total distributions	(7.230)	(5.820)	(5.548)	(5.476)	(5.632)
Net asset value, end of period	$99.83	$104.63	$103.06	$101.49	$107.68
Total ReturnB	2.42%	7.39%	7.39%	(.70)%	9.53%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	5.13%	5.31%	5.75%	5.22%	5.34%
Supplemental Data
Net assets, end of period (000 omitted)	$719,197	$768,593	$834,126	$749,914	$474,640
Portfolio turnover rateF	62%	51%	46%	49%	78%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,129,562
Gross unrealized depreciation	(9,156,814)
Net unrealized appreciation (depreciation)	$(27,252)
Tax Cost	$709,406,116

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$4,072,089
Net unrealized appreciation (depreciation) on securities and other investments	$(27,252)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$38,117,593	$ 42,390,753
Long-term Capital Gains	12,602,641	1,027,896
Total	$50,720,234	$ 43,418,649

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $419,803,196 and $461,544,081, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,077.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolio LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.0020%	$1,000.00	$1,019.40	$.01
Hypothetical-C		$1,000.00	$1,025.20	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Specialized High Income Central Fund voted to pay on October 15, 2018, to shareholders of record at the opening of business on October 12, 2018, a distribution of $0.564 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $8,414,693, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,328,931 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Specialized High Income Central Fund

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SHI-ANN-1018
1.820817.113

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$55,000	$100	$6,300	$1,500
Fidelity Specialized High Income Central Fund	$58,000	$100	$6,300	$1,600

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$49,000	$100	$9,200	$1,500
Fidelity Specialized High Income Central Fund	$58,000	$100	$9,200	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2018A	August 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2018A	August 31, 2017A
Deloitte Entities	$360,000	$535,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018